Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 23, 2018

to the Summary Prospectuses, Prospectuses and Statement of Additional Information dated March 1, 2018, as supplemented

Investment in J.P. Morgan ETFs. Currently, the Funds may invest in J.P. Morgan Mutual Funds in the same group of investment companies as well as exchange traded funds (“ETFs”) that are managed by unaffiliated investment advisers. Effective November 1, 2018 (the “Effective Date”), each Fund may invest in mutual funds and ETFs in the same group of investment companies (the “J.P. Morgan Funds”) and will invest in market cap weighted index ETFs that are managed by unaffiliated investment advisers (“unaffiliated passive ETFs”) only when an investment in a J.P. Morgan passive ETF is not available. J.P. Morgan ETFs include ETFs that are managed by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) or its affiliates that are in the same group of investment companies as the Funds. On the Effective Date, new prospectuses (the “New Prospectuses”) will replace the existing prospectuses for the Funds (the “Existing Prospectuses”). You should refer to the New Prospectuses for the Funds, when available. Please note that the New Prospectuses reflecting the changes for the Funds are not yet effective and that the information in this supplement is not complete and may be changed at any time prior to the Effective Date.

Changes to the Funds’ Main Investment Strategies: On the Effective Date, the Funds’ main investment strategy will be revised to reflect that each Fund invests in J.P. Morgan Funds, including J.P. Morgan ETFs, and invests in unaffiliated passive ETFs only when an investment in a J.P. Morgan passive ETF is not available. For actively-managed underlying funds, the Adviser’s selection will be limited to J.P. Morgan Funds. The Adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns.

Changes to the Funds’ Main Investment Risks: On the Effective Date, the following will be added to the end of the “Risk/Return Summary — The Fund’s Main Investment Risks — Investment Company and Pooled Investment Vehicle Risk” section for JPMorgan Global Allocation Fund and to the end of the “Risk/Return Summary — The Fund’s Main Investment Risks — ETF and Investment Company Risk” section for JPMorgan Income Builder Fund:

In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated passive ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

JPMorgan Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 23, 2018

to the Summary Prospectuses, Prospectuses and Statement of Additional Information dated March 1, 2018, as supplemented

Investment in J.P. Morgan ETFs. Currently, the Funds may invest in J.P. Morgan Mutual Funds in the same group of investment companies as well as exchange traded funds (“ETFs”) that are managed by unaffiliated investment advisers. Effective November 1, 2018 (the “Effective Date”), each Fund may invest in mutual funds and ETFs in the same group of investment companies (the “J.P. Morgan Funds”) and will invest in market cap weighted index ETFs that are managed by unaffiliated investment advisers (“unaffiliated passive ETFs”) only when an investment in a J.P. Morgan passive ETF is not available. J.P. Morgan ETFs include ETFs that are managed by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) or its affiliates that are in the same group of investment companies as the Funds. On the Effective Date, new prospectuses (the “New Prospectuses”) will replace the existing prospectuses for the Funds (the “Existing Prospectuses”). You should refer to the New Prospectuses for the Funds, when available. Please note that the New Prospectuses reflecting the changes for the Funds are not yet effective and that the information in this supplement is not complete and may be changed at any time prior to the Effective Date.

Changes to the Funds’ Main Investment Strategies: On the Effective Date, the Funds’ main investment strategy will be revised to reflect that each Fund invests in J.P. Morgan Funds, including J.P. Morgan ETFs, and invests in unaffiliated passive ETFs only when an investment in a J.P. Morgan passive ETF is not available. For actively-managed underlying funds, the Adviser’s selection will be limited to J.P. Morgan Funds. The Adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns.

Changes to the Funds’ Main Investment Risks: On the Effective Date, the following will be added to the end of the “Risk/Return Summary — The Fund’s Main Investment Risks — Investment Company and Pooled Investment Vehicle Risk” section for JPMorgan Global Allocation Fund and to the end of the “Risk/Return Summary — The Fund’s Main Investment Risks — ETF and Investment Company Risk” section for JPMorgan Income Builder Fund:

In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated passive ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

JPMorgan Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan Income Builder Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 23, 2018

to the Summary Prospectuses, Prospectuses and Statement of Additional Information dated March 1, 2018, as supplemented

Investment in J.P. Morgan ETFs. Currently, the Funds may invest in J.P. Morgan Mutual Funds in the same group of investment companies as well as exchange traded funds (“ETFs”) that are managed by unaffiliated investment advisers. Effective November 1, 2018 (the “Effective Date”), each Fund may invest in mutual funds and ETFs in the same group of investment companies (the “J.P. Morgan Funds”) and will invest in market cap weighted index ETFs that are managed by unaffiliated investment advisers (“unaffiliated passive ETFs”) only when an investment in a J.P. Morgan passive ETF is not available. J.P. Morgan ETFs include ETFs that are managed by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) or its affiliates that are in the same group of investment companies as the Funds. On the Effective Date, new prospectuses (the “New Prospectuses”) will replace the existing prospectuses for the Funds (the “Existing Prospectuses”). You should refer to the New Prospectuses for the Funds, when available. Please note that the New Prospectuses reflecting the changes for the Funds are not yet effective and that the information in this supplement is not complete and may be changed at any time prior to the Effective Date.

Changes to the Funds’ Main Investment Strategies: On the Effective Date, the Funds’ main investment strategy will be revised to reflect that each Fund invests in J.P. Morgan Funds, including J.P. Morgan ETFs, and invests in unaffiliated passive ETFs only when an investment in a J.P. Morgan passive ETF is not available. For actively-managed underlying funds, the Adviser’s selection will be limited to J.P. Morgan Funds. The Adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns.

Changes to the Funds’ Main Investment Risks: On the Effective Date, the following will be added to the end of the “Risk/Return Summary — The Fund’s Main Investment Risks — Investment Company and Pooled Investment Vehicle Risk” section for JPMorgan Global Allocation Fund and to the end of the “Risk/Return Summary — The Fund’s Main Investment Risks — ETF and Investment Company Risk” section for JPMorgan Income Builder Fund:

In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated passive ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE